Exhibit 99.7

Monthly Noteholder’s Statement

Synchrony Credit Card Master Note Trust

Series 2014-1

Class A 1.6100% Notes

Class B 1.8100% Notes

Class C 1.9100% Notes

Class D 2.3600% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the “Indenture”) between Synchrony Credit Card Master Note Trust (the “Issuer”) and Deutsche Bank Trust Company Americas, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2014-1 Indenture Supplement (the “Indenture Supplement”), dated as of November 20, 2014, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2014-1 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of July 15, 2016, and with respect to the performance of the Trust during the Monthly Period ended June 21, 2016 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	06/30/2016
Monthly Period Beginning:	05/22/2016
Monthly Period Ending:	06/21/2016
Previous Payment Date:	06/15/2016
Payment Date:	07/15/2016
Interest Period Beginning:	06/15/2016
Interest Period Ending:	07/14/2016
Days in Monthly Period:	31
Days in Interest Period:	30
Is there a Reset Date?	Yes
Reset Date #1:	05/26/2016

I. Trust Receivables Information

a.	Number of Accounts Beginning	18,968,687
b.	Number of Accounts Ending	18,702,253
c.	Average Account Balance (q / b)	729.84

d.	BOP Principal Receivables	13,685,820,502.31
e.	BOP Finance Charge Receivables	497,426,331.83
f.	BOP Total Receivables	14,183,246,834.14

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	2,016,584,751.97
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	297,794,985.60
k.	Increase in Total Receivables	2,314,379,737.57

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	2,052,760,948.42
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	301,366,388.54
p.	Decrease in Total Receivables	2,354,127,336.96

q.	EOP Aggregate Principal Receivables	13,649,644,305.86
r.	EOP Finance Charge Receivables	493,854,928.89
s.	EOP Total Receivables	14,143,499,234.75

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	12,521,509,634.14
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)	750,730,436.82
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount)	1,128,134,671.71

II. Investor Information (Sum of all Series)

a.	Note Principal Balance
	i.	Beginning of Interest Period	11,395,348,538.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	100,000,000.00
	iv.	As of Payment Date	11,295,348,538.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	1,126,161,096.14
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance / Additional draws	0.00
	iv.	Reductions in Required Excess Collateral Amount	16,959,064.33
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	1,109,202,031.81

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	0.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	11,875,030,422.48
	ii.	Beginning of Interest Period	12,521,509,634.14
	iii.	As of Payment Date	12,404,550,569.81

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	26.9666%
	ii.	Prior Monthly Period	25.2680%
	iii.	Two Months Prior Monthly Period	26.3353%
	iv.	Three-Month Average	26.1900%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	14.4736%
	ii.	Prior Monthly Period	13.0629%
	iii.	Two Months Prior Monthly Period	13.4934%
	iv.	Three-Month Average	13.6767%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	6.1691%
	ii.	Prior Monthly Period	5.9955%
	iii.	Two Months Prior Monthly Period	6.7671%
	iv.	Three Months Prior Monthly Period	6.1761%
	v.	Three-Month Average	6.3106%
	vi.	Four-Month Average	6.2770%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i.	Current	6.3071%
	ii.	Prior Monthly Period	6.1453%
	iii.	Two Months Prior Monthly Period	6.9482%

	iv.	Three Months Prior Monthly Period	6.3869%
	v.	Three-Month Average	6.4669%
	vi.	Four-Month Average	6.4469%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
	i.	Current	5.0947%
	ii.	Prior Monthly Period	4.8849%
	iii.	Two Months Prior Monthly Period	5.6078%
	iv.	Three Months Prior Monthly Period	5.1315%
	v.	Three-Month Average	5.1958%
	vi.	Four-Month Average	5.1797%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current	5.2326%
	ii.	Prior Monthly Period	5.0347%
	iii.	Two Months Prior Monthly Period	5.7890%
	iv.	Three Months Prior Monthly Period	5.3422%
	v.	Three-Month Average	5.3521%
	vi.	Four-Month Average	5.3496%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		17.0012%

h.	Default Amount for Defaulted Accounts		71,931,093.34

i.	Recovery Amount		12,254,138.50

j.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		59,676,954.84

k.	Number of Accounts Charged Off		38,948

l.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		1,532.22

m.	Collections
	i.	Total Trust Finance Charge Collections	295,295,648.32
	ii.	Total Trust Principal Collections	1,980,829,855.08
	iii.	Total Trust Collections	2,276,125,503.40

n.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	291,547	1.5589%	408,869,329.85	2.8909%
	ii.	30-59 Days Delinquent	65,804	0.3519%	118,246,922.80	0.8361%
	iii.	60-89 Days Delinquent	39,314	0.2102%	83,265,102.75	0.5887%
	iv.	90-119 Days Delinquent	29,192	0.1561%	67,970,692.59	0.4806%
	v.	120-149 Days Delinquent	25,185	0.1347%	64,300,863.72	0.4546%
	vi.	150-179 Days Delinquent	22,120	0.1183%	57,505,781.26	0.4066%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	473,162	2.5300%	800,158,692.97	5.6574%

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current	20.6300%
	ii.	Prior Monthly Period	19.1550%
	iii.	Two Months Prior Monthly Period	19.3871%
	iv.	Three-Month Average	19.7240%

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current	3.6365%
	ii.	Prior Monthly Period	3.6365%
	iii.	Two Months Prior Monthly Period	3.6365%
	iv.	Three-Month Average	3.6365%

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current	16.9935%
	ii.	Prior Monthly Period	15.5185%
	iii.	Two Months Prior Monthly Period	15.7506%
	iv.	Quarterly Excess Spread Percentage	16.0875%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.		1.341667

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.		1.341667

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.		0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.		1.508333

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.		1.508333

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.		0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.		1.591667

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.		1.591667

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.		0.000000

j.	The total amount of the distribution to Class D Noteholders per $1000 Note Initial Principal Balance.		1.966667

k.	The amount of the distribution set forth in paragraph j. above in respect of interest on the Class D Notes, per $1000 Note Initial Principal Balance.		1.966667

l.	The amount of the distribution set forth in paragraph j. above in respect of principal on the Class D Notes, per $1000 Note Initial Principal Balance.		0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance		700,000,000.00
b.	Class B Note Initial Principal Balance		68,055,555.00
c.	Class C Note Initial Principal Balance		58,333,334.00
d.	Class D Note Initial Principal Balance		97,222,222.00
e.	Initial Excess Collateral Amount (As of Payment Date)		48,611,112.00
f.	Initial Collateral Amount (As of Payment Date)		972,222,223.00

g.	Class A Note Principal Balance
	i.	Beginning of Interest Period	700,000,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	700,000,000.00

h.	Class B Note Principal Balance
	i.	Beginning of Interest Period	68,055,555.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	68,055,555.00

i.	Class C Note Principal Balance
	i.	Beginning of Interest Period	58,333,334.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	58,333,334.00

j.	Class D Note Principal Balance
	i.	Beginning of Interest Period	97,222,222.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	97,222,222.00

k.	Excess Collateral Amount
	i.	Beginning of Interest Period	48,611,112.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	0.00
	iv.	As of Payment Date	48,611,112.00

l.	Collateral Amount
	i.	Beginning of Interest Period	972,222,223.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	0.00
	vi.	Principal Accumulation Account Deposit	0.00
	vii.	As of Payment Date	972,222,223.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	7.1227%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

m.	Required Excess Collateral Amount (As of Payment Date)		48,611,112.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs		0.00
b.	Current Unreimbursed Investor Defaults		0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount		0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)		0.00
e.	Ending Unreimbursed Investor Charge-Offs		0.00
f.	Beginning Unreimbursed Reallocated Principal Collections		0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7		0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)		0.00
i.	Ending Unreimbursed Reallocated Principal Collections		0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts		972,222,223.00
b.	Allocation Percentage Numerator - for Principal Collections		972,222,223.00
c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	13,685,820,502.30
	ii.	Number of Days at Balance	4
	iii.	Aggregate Principal Receivables Balance on Reset Date 1	13,707,954,057.15
	iv.	Number of Days at Balance	27
	v.	Average Principal Balance	13,705,098,114.59

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts		12,572,443,420.46

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections		12,572,443,420.46

f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.v. or d.)		7.0939%

g.	Average Daily Allocation Percentage, Principal Collections (b. / greater of c.v. or e.)		7.0939%

h.	Series Allocation Percentage		7.8017%

IX. Collections and Allocations		Trust	Series

a.	Finance Charge Collections	295,295,648.32	20,948,061.23
b.	Recoveries	12,254,138.50	869,397.41
c.	Principal Collections	1,980,829,855.08	140,518,269.31
d.	Default Amount	71,931,093.34	5,103,325.67
e.	Dilution	123,548,242.43	8,764,664.15
f.	Investor Uncovered Dilution Amount	0.00	0.00
g.	Dilution including Fraud Amount	125,121,303.55

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections	20,948,061.23
	ii.	Excess Finance Charge Collections allocable to Series 2014-1	0.00
	iii.	Principal Accumulation Account Investment Proceeds	0.00
	iv.	Investment earnings in the Reserve Account	0.00
	v.	Reserve Account Draw Amount	0.00
	vi.	Net Swap Receipts	N/A
	vii.	Recoveries	869,397.41

i.	Available Finance Charge Collections (Sum of h.i through h.vii)		21,817,458.64
j.	Total Collections (c.Series + i.)		162,335,727.95
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)		1,325,895.36

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		21,817,458.64

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000	0.00
	b.	Payment to the Trustee, to a maximum of $25,000	0.00
	c.	Payment to the Administrator, to a maximum of $25,000	27.31

ii.	To the Servicer:
	a.	Noteholder Servicing Fee	1,620,370.37
	b.	Noteholder Servicing Fee previously due but not paid	0.00
	c.	Total Noteholder Servicing Fee	1,620,370.37

iii.	On a pari passu basis:
	a.	Class A Monthly Interest	939,166.67
	b.	Class A Deficiency Amount	0.00
	c.	Class A Additional Interest	0.00
	d.	Class A Additional Interest not paid on prior Payment Date	0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest	102,650.46
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00

v.	On a pari passu basis:

	a.	Class C Monthly Interest	92,847.22
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00

vi.	On a pari passu basis:
	a.	Class D Monthly Interest	191,203.70
	b.	Class D Deficiency Amount	0.00
	c.	Class D Additional Interest	0.00
	d.	Class D Additional Interest not paid on prior Payment Date	0.00

vii.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	5,103,325.67
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

viii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

ix.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

x.	Amounts required to be deposited to the Spread Account or Reserve Account		0.00

xi.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xii.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	N/A
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	N/A
	d.	Partial or early termination or other additional amount owed to Class D Swap Counterparty	N/A

xiii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiv.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		13,767,867.24
	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	0.00
	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2014_1 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.	0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One			174,785,115.83
b.	Finance Charge Shortfall for Series 2014-1			0.00
c.	Finance Charge Shortfall for all Series in Group One			0.00
d.	Excess Finance Charges Collections Allocated to Series 2014-1			0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			140,518,269.31
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)			5,103,325.67
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)			0.00

g.	Available Principal Collections (Deposited to Principal Account)			145,621,594.98
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		145,621,594.98
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)		0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		145,621,594.98
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	0.00
		b.	Principal paid to Class B Noteholders	0.00
		c.	Principal paid to Class C Noteholders	0.00
		d.	Principal paid to Class D Noteholders	0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2014-1)		1,865,467,813.17
	vii.	Series Principal Shortfall		0.00
	viii.	Shared Principal Collections allocated to this Series from other Series		0.00

XIII. Series 2014-1 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)			3.00
b.	Controlled Accumulation Amount			0.00
c.	Controlled Deposit Amount			0.00
d.	Accumulation Shortfall			0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period		0.00
	ii.	Controlled Deposit Amount		0.00
	iii.	Withdrawal for Principal Payment		0.00
	iv.	As of Payment Date		0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)			6/15/2017
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)			0.00
c.	Beginning Available Reserve Account Amount			0.00
d.	Reserve Draw Amount			0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.			0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)			0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)			0.00
h.	Ending Available Reserve Account Amount			0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage		0.00%
b.	Required Spread Account Amount		0.00
c.	Beginning Available Spread Account Amount		0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall		0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date		0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event		0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default		0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency		0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount		0.00
j.	Ending Available Spread Account Amount		0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor		0.00
	Interest

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount		No
	Free Equity:
	i.	Free Equity Amount	1,128,134,671.71
	ii.	Minimum Free Equity Amount	750,730,436.82
	iii.	Excess Free Equity Amount	377,404,234.89

b.	The Note Trust Principal Balance is less than the Required Principal Balance		No
	Note Trust Principal Balance:
	i.	Note Trust Principal Balance	13,649,644,305.86
	ii.	Required Principal Balance	12,521,509,634.14
	iii.	Excess Principal Balance	1,128,134,671.72

c.	The three-month average Portfolio Yield is less than three-month average Base Rate		No
	Portfolio Yield:
	i.	Three month Average Portfolio Yield	19.7240%
	ii.	Three month Average Base Rate	3.6365%
	iii.	Three month Average Excess Spread	16.0875%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	11/15/2017
	ii.	Current Payment Date	07/15/2016

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?		No

f.	Are there any material breaches or pool of assets representations and warranties or covenants?		No

g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?		No

h.	Has an early amortization event occurred?		No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of the 12th day of July 2016.

Synchrony Financial, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Chief Financial Officer